Jun. 03, 2019
MFS® Growth Allocation Fund
MFS® Growth Allocation Fund
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is June 1, 2019. MFS® Growth Allocation Fund
Effective immediately, the seventh paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:

As of September 1, 2018, the fund’s approximate target allocation among asset classes and the underlying funds was:

Bond Funds:	20.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Bond Fund	2.0%
MFS High Income Fund	5.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Total Return Bond Fund	3.0%
International Stock Funds:	20.0%
MFS Emerging Markets Equity Fund	1.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	2.0%
MFS International Intrinsic Value Fund*	5.0%
MFS Research International Fund	7.0%
U.S. Stock Funds:	52.0%
MFS Growth Fund	11.0%
MFS Mid Cap Growth Fund	9.0%
MFS Mid Cap Value Fund	9.0%
MFS New Discovery Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Research Fund	8.0%
MFS Value Fund	11.0%
Specialty Funds:	8.0%
MFS Commodity Strategy Fund	4.0%
MFS Global Real Estate Fund	4.0%

* Effective June 1, 2019, the name of MFS International Value Fund changed to MFS International Intrinsic Value Fund.

All percentages are rounded to the nearest tenth of a percent.